File Number: 08-5-346
For the reporting period ended December 31, 2004

05042744

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Estimated average burden hours per minimum response................	.50

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

FIRST CITIZENS BANK AND TRUST, INC.

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☒ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)

- ☐ Comptroller of the Currency
- ☒ Federal Deposit Insurance Corporation
- ☐ Board of Governors of the Federal Reserve System
- ☐ Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

- ☐ Yes, filed amendment(s)
- ☐ No, failed to file amendment(s)
- ☒ Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

____

____

____

____

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 492

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 793

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: .... -0-

c. Number of individual securityholder DRS accounts as of December 31: .... -0-

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
97.1	.1			2.8	

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:	2	7			1	
b. Receives items for transfer but does not maintain the master securityholder files:						
c. Does not receive items for transfer but maintains the master securityholder files:					18	

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: .... -0-
   b. Number of issues for which DRS services were provided, as of December 31: .... -0-
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues .... -0-
      ii. amount (in dollars) .... -0-

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	-0-	-0-
ii. Market value (in dollars)	-0-	-0-

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): .... -0-

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

☐ Yes ☒ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

☒ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

   i. Provide the number of months during the reporting period in which the Registrant was **not** in compliance with the turnaround time for routine items according to Rule 17Ad-2. .... -0-

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. .... -0-

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: .... -0-
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): .... -0-

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
01/15/04	32	7
03/22/04	25	-0-
05/03/04	25	5
07/01/04	20	-0-
09/21/04	25	7
11/13/04	20	-0-

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: .... __________

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form: Charlene Marie Dykes	Title: VP/TRUST OPERATIONS MANAGER Telephone number: (803)733-2703
Name of Official responsible for Form: (First name, Middle name, Last name) CHARLENE MARIE DYKES	Date signed (Month/Day/Year): MARCH 30, 2005

OMB APPROVAL	
OMB Number:	3235-0337
Expires:	July 31, 2003
Estimated average burden hours per full response....	6.00
Estimated average burden hours per intermediate response...............	1.50
Estimated average burden hours per minimum response.................	.50

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

INSTRUCTIONS FOR USE OF FORM TA-2

Form TA-2 is to be used by transfer agents registered pursuant to Section 17A of the Securities Exchange Act of 1934 for the annual report of transfer agent activities.

ATTENTION: Certain sections of the Securities Exchange Act of 1934 applicable to transfer agents are referenced below. Transfer agents are urged to review all applicable provisions of the Securities Exchange Act of 1934, the Securities Act of 1933, and the Investment Company Act of 1940, as well as the applicable rules promulgated by the SEC under those Acts.

I. General Instructions for Filing and Amending Form TA-2.

A. Terms and Abbreviations. The following terms and abbreviations are used throughout these instructions:

1. "Act" means the Securities Exchange Act of 1934, 15 U.S.C. 78a et seq.

2. "Aged record difference," as defined in Rule 17Ad-11(a)(2), 17 CFR 240.17Ad-11(a)(2), means a record difference that has existed for more than 30 calendar days.

3. "ARA," as defined in Section 3(a)(34)(B) of the Act, 15 U.S.C. 78c(a)(34)(B), means the appropriate regulatory agency.

4. "Direct Registration System" (DRS) means the system, as administered by The Depository Trust Company, that allows investors to hold their securities in electronic book-entry form directly on the books of the issuer or its transfer agent.

5. "Form TA-2" includes the Form TA-2 itself and any attachments.

6. "Lost securityholder," as defined in Rule 17Ad-17, 17 CFR 240.17Ad-17, means a securityholder: (i) to whom an item of correspondence that was sent to the securityholder at the address contained in the transfer agent's master securityholder file has been returned as undeliverable; provided, however, that if such item is re-sent within one month to the lost securityholder, the transfer agent may deem the securityholder to be a lost securityholder as of the day the re-sent item is returned as undeliverable; and (ii) for whom the transfer agent has not received information regarding the securityholder's new address.

7. "Named transfer agent," as defined in Rule 17Ad-9(j), 17 CFR 240.17Ad-9(j), means a registered transfer agent that has been engaged by an issuer to perform transfer agent functions for an issue of securities but has engaged a service company (another registered transfer agent) to perform some or all of those functions.

8. "Record difference" means any of the imbalances described in Rule 17Ad-9(g), 17 CFR 240.17Ad-9(g).

9. "Registrant" means the transfer agent on whose behalf the Form TA-2 is filed.

10. "Reporting period" means the calendar year ending December 31 of the year for which Form TA-2 is being filed.

11. "SEC" means the United States Securities and Exchange Commission.

12. "Service company," as defined in Rule 17Ad-9(k), 17 CFR 240.17Ad-9(k), means the registered transfer agent engaged by a named transfer agent to perform transfer agent functions for that named transfer agent.

13. "Transfer agent," as defined in Section 3(a)(25) of the Act, 15 U.S.C. 78c(a)(25), means any person who engages on behalf of an issuer of securities or on behalf of itself as an issuer in at least one of the functions enumerated therein.

B. Who Must File; When to File.

1. Every transfer agent that is registered on December 31 must file Form TA-2 in accordance with the instructions contained therein by the following March 31.

   a. A registered transfer agent that received fewer than 1,000 items for transfer during the reporting period **and** that did not maintain master securityholder files for more than 1,000 individual securityholder accounts as of December 31 of the reporting period is required to complete Questions 1 through 5, 11, and the signature section of Form TA-2.

   b. A named transfer agent that engaged a service company to perform **all** of its transfer agent functions during the reporting period is required to complete Questions 1 through 3 and the signature section of Form TA-2.

   c. A named transfer agent that engaged a service company to perform **some but not all** of its transfer agent functions during the reporting period must complete all of Form TA-2 but should enter zero (0) for those questions that relate to functions performed by the service company on behalf of the named transfer agent.

2. The date on which any filing is actually received by the SEC is the Registrant's filing date provided that the filing complies with all applicable requirements. The SEC may reject a filing that does not comply with applicable requirements. The SEC's receipt of a filing, however, shall not constitute a finding that the filing has been filed as required or that the information therein is accurate, current, or complete.

C. Number of Copies; How and Where to File. The Registrant must file the original and two copies of Form TA-2 with the SEC. The original copy of Form TA-2 must be manually signed and any additional copies may be photocopies of the signed original copy. All copies must be legible and on good quality 8 1/2 X 11 inch white paper. The Registrant must keep an exact copy of any filing in its records. (For recordkeeping rules see 17 CFR 240.17Ad-6 and 7.)

The Registrant must file Form TA-2 directly with the SEC at:

Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549-0013

II. Special Instructions for Filing Form TA-2.

A. Indicate the calendar year for which Form TA-2 is filed in the box at the upper left hand corner. A transfer agent registered on December 31 shall file Form TA-2 by the following March 31 even if the transfer agent conducted business for less than the entire reporting period.

B. In answering Question 4, indicate the number of items received for transfer during the reporting period. Omit the purchase and redemption of open-end investment company shares. Report those items in response to Question 10.

C. In answering Questions 5 and 6, include closed-end investment company securities in the corporate equity securities category.

In answering Question 5.a., include Direct Registration System, dividend reinvestment plan and/or direct purchase plan accounts in the total number of individual securityholder accounts maintained. In Question 5.b., include dividend reinvestment plan and/or direct purchase plan accounts only. In Question 5.c., include Direct Registration System accounts only. In Question 5.d., include American Depositary Receipts (ADRs) in the corporate equity or corporate debt category, as appropriate, and include dividend reinvestment plan and/or direct purchase plan accounts in the corporate equity or open-end investment company securities category.

In answering Question 6, debt securities are to be counted as one issue per CUSIP number. Open-end investment company securities portfolios are to be counted as one issue per CUSIP number.

D. In answering Question 7.c., exclude coupon payments and transfers of record ownership as a result of corporate actions.

E. In answering Question 10, exclude non-value transactions such as name or address changes.

F. In answering Question 11.b., include only those accounts held by securityholders that are defined as lost by Rule 17Ad-17 when the underlying securities (i.e., not just dividends and interest) have been remitted to the states.